Document and Entity Information	0 Months Ended
May 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 01, 2015
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	May 01, 2015
Document Effective Date	May 01, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Yield Enhancement Strategy Fund | Class C
Risk/Return:
Trading Symbol	DABLX
Dreyfus Yield Enhancement Strategy Fund | Class I
Risk/Return:
Trading Symbol	DABKX
Dreyfus Yield Enhancement Strategy Fund | Class Y
Risk/Return:
Trading Symbol	DABJX
Dreyfus Yield Enhancement Strategy Fund | Class A
Risk/Return:
Trading Symbol	DABMX